Statement of Financial Position(USD ($)) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010
ASSETS
Current Assets	$ 2,758	$ 1,997
Cash and cash equivalents	1,100	575
Restricted cash	12	10
Receivables	206	298
Trade	45	53
Recoverable taxes, rebates, levies and duties	82	156
Related Parties	5	3
Other	74	86
Inventories	663	792
Materials on the leach pad	40	91
Derivatives	330	1
Deferred taxation assets	333	214
Assets held for sale	74	16
Property, plant and equipment, net	5,454	5,926
Acquired properties, net	831	836
Goodwill	162	180
Other intangibles, net	18	17
Derivatives	5	0
Other long-term inventory	26	27
Materials on the leach pad	324	331
Other long-term assets	1,022	1,073
Deferred taxation assets	62	1
Total assets	10,662	10,388
LIABILITIES AND EQUITY
Current liabilities	4,475	1,004
Trade accounts payable	340	404
Payroll and related benefits	147	175
Other current liabilities	120	153
Derivatives	2,525	0
Short-term debt	1,292	135
Tax payable	42	134
Liabilities held for sale	9	3
Other non-current liabilities	163	69
Long-term debt	667	1,730
Long-term debt at fair value	0	872
Derivatives	176	176
Deferred taxation liabilities	1,171	1,200
Provision for environmental rehabilitation	385	530
Provision for labor, civil, compensation claims and settlements	33	38
Provision for pension and other post-retirement medical benefits	147	180
Commitments and contingencies
Equity	3,445	4,589
Share capital - 600,000,000 (2009 - 600,000,000) authorized common stock of 25 ZAR cents each. Stock issued 2010 - 381,204,080 (2009 - 362,240,669)	12	13
Additional paid in capital	7,836	8,670
Accumulated deficit	(3,914)	(3,869)
Accumulated Other Comprehensive Income	(654)	(385)
Other reserves	37	37
Total AngloGold Ashanti stockholders' equity	3,317	4,466
Noncontrolling interests	128	123
Total liabilities and equity	$ 10,662	$ 10,388